Long-term loans (Tables)	12 Months Ended
Dec. 31, 2021
Long-term loans
Long-term loans

	As at 31 December
	2021	2020
Loans from Huaneng Group and its subsidiaries (a)	9,483,974	7,031,664
Bank loans and other loans (b)	144,587,541	124,854,044

	154,071,515	131,885,708

Less: Current portion of long-term loans	17,213,799	19,808,313

Total	136,857,716	112,077,395

Loans from Huaneng Group and its subsidiaries (a)

Details of loans from Huaneng Group and its subsidiaries are as follows:

	As at 31 December 2021
	Original	RMB	Less: Current	Non-current	Annual
	currency	equivalent	portion	portion	interest rate
	’000

Loans from Huaneng Group
Unsecured
RMB
- Variable rate	1,582,280	1,582,280	667,265	915,015	3.85%-4.75%
- Fixed rate	460,542	460,542	430	460,112	3.86%

Loans from Huaneng Finance
Unsecured
RMB
- Fixed rate	5,085,239	5,085,239	450,688	4,634,551	3.00%-4.51%
- Variable rate	548,506	548,506	806	547,700	3.60%-3.71%

Loans from Huaneng Tiancheng Financial Leasing Co., Ltd. (“Tiancheng Financial Leasing”)
Secured
RMB
- Variable rate	371,356	371,356	81,356	290,000	4.10%-5.20%
- Fixed rate	239,626	239,626	2,445	237,181	3.80%-4.65%

Loans from Hong Kong Asset Management Co., Ltd. (“Hong Kong Asset Management”)
Unsecured
US$
- Variable rate
	188,125	1,196,425	430	1,195,995	2.30%-4.90%
Total
		9,483,974	1,203,420	8,280,554

23	Long-term loans (continued)

(a)	Loans from Huaneng Group and its subsidiaries (continued)

	As at 31 December 2020
	Original	RMB	Less: Current	Non-current	Annual
	currency	equivalent	portion	portion	interest rate
	’000

Loans from Huaneng Group
Unsecured
RMB
- Variable rate	666,190	666,190	24,530	641,660	4.75%

Loans from Huaneng Finance
Unsecured
RMB
- Variable rate	4,281,432	4,281,432	468,800	3,812,632	3.67%-4.80%
- Fixed rate	317,515	317,515	26,200	291,315	4.02%-4.75%

Loans from Tiancheng Financial Leasing
Secured
RMB
- Variable rate	633,258	633,258	100,040	533,218	4.42%-5.20%
- Fixed rate	89,060	89,060	—	89,060	5.10%

Loans from Hong Kong Asset Management
Unsecured
US$
- Variable rate	160,035	1,044,209	—	1,044,209	2.30%

Total		7,031,664	619,570	6,412,094

Bank loans and other loans (b)

Details of bank loans and other loans are as follows:

	As at 31 December 2021
	Original		Less: Current	Non-current	Annual
	currency	RMB equivalent	portion	portion	interest rate
	’000
Secured
RMB
- Fixed rate	302,677	302,677	40,177	262,500	4.66%
- Variable rate	10,415,690	10,415,690	1,727,798	8,687,892	4.10%-4.98%
S$
- Variable rate	130,588	616,390	3,954	612,436	1.42%

Unsecured
RMB
- Fixed rate	5,722,075	5,722,075	672,640	5,049,435	3.30%-4.75%
- Variable rate	113,708,136	113,708,136	12,368,979	101,339,157	2.95%-4.90%
US$
- Variable rate	1,187,581	7,397,365	1,156,882	6,240,483	1.42%-4.63%
S$
- Variable rate	1,325,680	6,257,351	2,927	6,254,424	1.85%
€
- Fixed rate	6,685	48,373	30,653	17,720	2.00%-2.15%
JPY
- Fixed rate	2,151,357	119,484	6,369	113,115	0.75%

Total		144,587,541	16,010,379	128,577,162
23	Long-term loans (continued)
(b)	Bank loans and other loans (continued)

	As at 31 December 2020
	Original		Less: Current	Non-current	Annual
	currency	RMB equivalent	portion	portion	interest rate
	’000
Secured
RMB
- Fixed rate	302,677	302,677	—	302,677	4.66%
- Variable rate	9,136,041	9,136,041	1,242,992	7,893,049	4.10%-4.98%
S$
- Variable rate	120,999	596,693	14,119	582,574	1.42%

Unsecured
RMB
- Fixed rate	2,805,767	2,805,767	316,715	2,489,052	4.02%-5.39%
- Variable rate	96,118,275	96,118,275	16,355,517	79,762,758	1.80%-6.55%
US$
- Variable rate	1,319,503	8,609,627	1,217,769	7,391,858	1.42%-4.73%
S$
- Variable rate	1,430,286	7,053,310	—	7,053,310	1.85%
€
- Fixed rate	11,004	88,322	34,654	53,668	2.00%-2.15%
JPY
- Fixed rate	2,266,468	143,332	6,977	136,355	0.75%

Total		124,854,044	19,188,743	105,665,301

Maturity of long-term loans

	Loans from
	Huaneng Group		Bank loans
	and its subsidiaries		and other loans
	As at 31 December		As at 31 December
	2021	2020	2021	2020

Within 1 year	1,203,420	619,570	16,010,379	19,188,743
After 1 year but within 2 years	2,032,272	826,059	23,480,443	13,718,115
After 2 years but within 5 years	4,361,292	2,799,377	56,017,602	45,708,377
After 5 years	1,886,990	2,786,658	49,079,117	46,238,809

	9,483,974	7,031,664	144,587,541	124,854,044

Less: amount due within 1 year included under current liabilities	1,203,420	619,570	16,010,379	19,188,743

Total	8,280,554	6,412,094	128,577,162	105,665,301

Schedule of contractual undiscounted payments

	As at 31 December
	2021	2020

Within 1 year	22,545,617	24,926,875
After 1 year but within 2 years	30,588,971	19,014,680
After 2 years but within 5 years	70,138,254	57,766,661
After 5 years	78,319,136	75,686,206

	201,591,978	177,394,422